UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2015

Date of reporting period:	10/31/2014

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MUNI HIGH INCOME FUND

SEMIANNUAL REPORT • OCTOBER 31, 2014

Fund Type

Municipal Bond

Objective

Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Muni High Income Fund informative and useful. The report covers performance for the six-month period that ended October 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Muni High Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Muni High Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 10/31/14
	Six Months	One Year	Five Years	Ten Years
Class A	5.44%	12.45%	39.55%	64.70%
Class B	5.30	12.16	37.87	60.74
Class C	4.93	11.50	34.77	55.11
Class Z	5.59	12.76	41.39	69.06
Barclays Municipal Bond Index	3.59	7.82	29.22	58.39
Barclays Municipal High Yield Bond Index	4.62	10.84	48.70	72.82
Lipper High Yield Municipal Debt Funds Average	5.42	12.01	39.02	52.29

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Five Years	Ten Years
Class A		8.00%	5.47%	4.68%
Class B		7.22	5.90	4.85
Class C		10.67	5.58	4.49
Class Z		12.68	6.56	5.37
Barclays Municipal Bond Index		7.93	4.67	4.72
Barclays Municipal High Yield Bond Index		11.96	8.13	5.78
Lipper High Yield Municipal Debt Funds Average		12.09	6.17	4.29

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Barclays Municipal High Yield Bond Index

The Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also be dated after December 31, 1990, and be at least one year from their maturity date.

Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Muni High Income Fund	3

Your Fund’s Performance (continued)

Distribution and Yields as of 10/31/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of		30-Day Unsubsidized SEC Yield	Taxable Equivalent 30-Day Unsubsidized Yield* at Federal Tax Rates of
			38.8%	43.4%		38.8%	43.4%
Class A	$0.22	2.99%	4.89%	5.28%	2.94%	4.80%	5.19%
Class B	0.21	2.86	4.67	5.05	2.86	4.67	5.05
Class C	0.18	2.36	3.86	4.17	2.36	3.86	4.17
Class Z	0.24	3.35	5.47	5.92	3.35	5.47	5.92

*Some Investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/14
Valdez (AK) Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 11/07/14), 0.060%, 10/01/25	2.8%
Golden St. (CA) Tob. Secur. Corp., Tob. Settlement Rev., 4.500%, 06/01/27	1.1
Tob. Settlement (NJ) Fin. Corp., NJ Rev., Rfdg., Ser. 1A, 4.625%, 06/01/26	1.0
Tob. Settlement (NJ) Fin. Corp., NJ Rev., Rfdg., Ser. 1A, 4.500%, 06/01/23	1.0
Salt Verde (AZ) Fin. Corp. Gas Rev., Sr. Bonds, 5.000%, 12/01/37	0.9

Holdings are subject to change.

Credit Quality expressed as a percentage of total investments as of 10/31/14
AAA	1.73%
AA	6.71
A	22.12
BBB	28.59
BB	12.00
B	11.56
CCC	0.30
C	0.08
Not Rated	15.26
Cash/Cash Equivalents	1.65
Total Investments	100.00%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P) or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2014, at the beginning of the period, and held through the six-month period ended October 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Muni High Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,054.40	0.86%	$4.45
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38

Class B	Actual	$1,000.00	$1,053.00	1.11%	$5.74
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65

Class C	Actual	$1,000.00	$1,049.30	1.61%	$8.32
	Hypothetical	$1,000.00	$1,017.09	1.61%	$8.19

Class Z	Actual	$1,000.00	$1,055.90	0.61%	$3.16
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended October 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.91%	0.86%
B	1.11	1.11
C	1.61	1.61
Z	0.61	0.61

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Muni High Income Fund	7

Portfolio of Investments

as of October 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.5%

Alabama 0.6%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$539,265
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250	10/01/48	500	545,575
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,124,330
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	2,031,120

				4,240,290

Arizona 3.7%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250	04/01/40	1,500	1,771,020
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,296,553
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000	09/01/29	3,000	3,063,900
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	5.750	09/01/29	3,500	3,522,540
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250	10/01/19	3,135	3,285,668
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/32	4,125	4,709,677
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/37	5,490	6,205,018
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,074,360

				25,928,736

California 9.9%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125	07/01/41	775	891,017
California Cnty. Tob. Secur. Agcy., Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250	06/01/21	3,080	3,075,103
California Cnty. Tob. Secur. Corp., Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,750	1,563,205
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,770	2,060,864
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500	11/15/40	750	890,663

See Notes to Financial Statements.

Prudential Muni High Income Fund	9

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	$536,570
California St., Var. Purp., GO	5.500	11/01/39	1,000	1,155,440
California St., Var. Purp., GO	6.000	04/01/38	3,500	4,193,805
California St., Var. Purp., GO	6.000	11/01/39	1,500	1,827,225
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj., Ser. A	5.250	08/01/42	1,380	1,436,000
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,151,540
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750	10/01/30	750	892,095
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375	11/01/34	750	926,167
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000	11/01/40	2,000	2,149,880
California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	6.000	07/01/30	995	1,030,412
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes	7.250	11/15/41	500	589,205
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000	09/01/34	500	555,615
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A	5.000	06/01/45	1,000	1,024,860
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300	06/01/37	5,000	3,952,450
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500	06/01/27	7,935	7,419,463
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750	06/01/47	6,515	5,292,200
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,099,280
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A, Ser. A	5.450	09/01/36	1,445	1,446,532
Lincoln CA Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	6.000	09/02/27	1,000	1,130,430
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000	11/15/35	2,980	3,447,532
M-S-R Energy Auth. Calif., Ser. A	6.500	11/01/39	2,060	2,796,883
M-S-R Energy Auth. Calif., Ser. A	7.000	11/01/34	1,650	2,304,390

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,800	$1,875,294
Port of Oakland, Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,113,720
Riverside Cnty. Calif. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500	10/01/40	2,000	2,358,140
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,206,460
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	648,805
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, AMT, Rfdg.	5.000	05/01/25	1,000	1,145,700
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs. Dist., Ser. 2013-1, Village of Sendero	5.625	09/01/36	675	759,827
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000	09/01/36	500	571,430
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750	06/01/23	4,120	4,032,079
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	5.300	09/01/36	1,000	1,013,560

				69,563,841

Colorado 1.7%
Colorado Edl. & Cultural Fac. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj.	5.375	07/01/44	1,350	1,405,674
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	560,813
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750	01/01/37	1,500	1,531,200
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125	05/15/37	1,240	1,332,901
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250	05/15/42	2,500	2,689,825
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,117,110
Plaza Co. Met. Dist. 1 Rev., Rfdg.	5.000	12/01/40	1,000	1,039,850
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500	11/15/38	1,775	2,418,970

				12,096,343

See Notes to Financial Statements.

Prudential Muni High Income Fund	11

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	$1,380,400
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	7.750	01/01/43	1,000	1,023,660
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	7.875	04/01/39	2,000	2,372,920

				4,776,980

Delaware 0.2%
Delaware St. Hlth. Fac. Auth., Nanticoke Memorial Hosp., Ser. A	5.000	07/01/32	1,375	1,436,861

District of Columbia 1.5%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,643,850
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	400	446,828
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000	07/01/43	850	984,895
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000	07/01/48	725	834,286
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Rfdg., Ser. A	5.000	10/01/53	2,500	2,614,475
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,500	1,678,275

				10,202,609

Florida 8.7%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,945	3,048,576
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,652,415
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	2,300	2,541,132
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,443,662
Citizens Ppty. Ins. Corp., Sr. Sec’d., High Act, Ser. A-1	6.000	06/01/16	1,500	1,629,720
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,190,100
Cityplace CDD Spl. Assmt. Rev., Rfdg.	5.000	05/01/26	1,000	1,127,560
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, 144A	8.125	05/15/44	2,000	2,219,260
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	563,655

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	$1,158,730
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,147,280
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,807,435
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000	11/15/36	3,500	3,456,180
Highlands Cmnty. Dev., Spl. Assmt.(a)	5.550	05/01/36	165	121,574
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(b)	8.000	08/15/32	1,000	1,319,890
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650	05/15/18	1,000	1,145,160
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(c)	5.750	05/01/36	935	439,450
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	3,005,490
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., AMT	3.950	12/15/21	1,000	1,045,940
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., AMT	4.200	12/15/25	1,000	1,022,330
Miami Beach Hlth. Facs. Auth. Rev., Mt. Sinai Med. Ctr., Rfdg.	5.000	11/15/44	500	542,290
Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	750	784,335
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000	10/01/42	2,000	2,105,360
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750	10/01/43	1,500	1,659,495
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000	12/01/31	500	560,535
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A	7.500	06/01/49	1,000	1,135,840
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. C	6.000	06/01/21	1,750	1,901,165
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625	07/01/39	1,000	1,116,240

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Seminole Tribe Rev., Spl. Oblig., Ser. A, 144A (original cost $1,013,820; purchased 09/27/07)(d)(e)	5.500%	10/01/24	1,000	$1,088,270
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250	10/01/34	1,250	1,369,962
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250	04/01/39	1,910	2,147,260
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000	08/01/45	1,000	1,124,690
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A	6.500	11/15/39	1,500	1,783,950
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	3.500	05/01/28	975	971,880
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	4.000	05/01/33	490	495,993
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	6.125	05/01/39	2,365	2,729,376
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	7.000	05/01/41	890	1,095,278
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Rfdg.	5.500	05/01/42	2,360	2,571,480
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	5.125	05/01/43	1,165	1,182,743
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	6.000	05/01/44	1,000	1,073,070
Village Cmnty. Dev. Dist. No. 11. Fla. Spl. Assmt. Rev.	4.500	05/01/45	1,500	1,501,050

				61,025,801

Georgia 1.3%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	550,865
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	5.500	01/01/33	1,000	1,073,060
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750	06/01/29	2,000	2,498,300
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. B, AMT	9.000	06/01/35	985	1,020,283
Coffee Cnty. Hosp. Auth. Rev., Coffee Regl. Med. Ctr., Inc., Rfdg.	5.000	12/01/15	400	400,844

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Georgia (cont’d.)
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	$1,215,630
Marietta Dev. Auth. Rev., Life Univ.	7.000	06/15/39	1,000	1,030,070
Priv. Colleges & Univs. Auth. Rev., Savannah College of Art & Design Proj.	5.000	04/01/44	1,500	1,614,240

				9,403,292

Guam 0.2%
Guam Govt., Ser. A, GO	7.000	11/15/39	1,000	1,154,390
Guam Govt., Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	548,985

				1,703,375

Hawaii 1.0%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500	07/01/40	1,000	1,105,730
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750	07/01/40	500	560,075
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000	11/15/44	1,000	1,230,210
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,855,800
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,163,380

				6,915,195

Idaho 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750	11/01/37	1,000	1,152,590
Idaho St. Hsg. & Fin. Assn. Nonprofit Facs. Rev. Rfdg., N. Star Chrt. Sch., Ser. A	6.750	07/01/48	529	466,642
Idaho St. Hsg. & Fin. Assn. Nonprofit Facs. Rev. Rfdg., N. Star Chrt. Sch., Ser. B	8.720(f)	07/01/49	2,888	149,837

				1,769,069

Illinois 5.8%
Chicago IL Proj., Ser. A, GO	5.000	01/01/40	2,000	2,007,240
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500	01/01/41	1,000	1,216,390
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT	5.375	01/01/39	1,500	1,655,595
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500	11/01/39	1,500	1,698,210

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	$2,504,625
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000	04/01/36	5,000	4,960,850
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000	08/15/39	1,500	1,761,405
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000	05/01/28	1,500	1,764,000
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750	08/15/34	1,000	1,254,530
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	7.250	11/01/38	3,405	4,068,634
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C	6.625	11/01/39	1,000	1,159,290
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs.	7.000	08/15/44	3,000	3,471,930
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	5.000	05/01/30	5,000	5,114,500
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000	08/15/38	1,500	1,691,880
Illinois St., GO	5.000	08/01/25	1,000	1,090,420
Illinois St., GO	5.000	02/01/39	1,500	1,582,860
Illinois St., GO	5.000	05/01/39	1,000	1,056,520
Railsplitter Tob. Settlement Auth. Rev.	6.000	06/01/28	2,250	2,640,195

				40,699,074

Indiana 1.5%
Indiana St. Fin. Auth. Rev., 21st Century Chrt. Sch. Proj., Ser. A	6.250	03/01/43	1,500	1,501,770
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,027,430
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	6.000	08/01/39	1,000	1,146,510
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250	09/01/34	500	552,515
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250	09/01/40	750	820,770
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750	01/01/38	1,000	1,140,570
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875	01/01/24	1,000	1,110,530
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,713,570
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750	09/01/31	1,500	1,815,825

				10,829,490

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Iowa 1.9%
Altoona Urban Renewal Tax Rev., Annual Appr.	6.000%	06/01/43	1,000	$1,078,230
Ames IA Hosp., Mary Greely Med. Ctr. Rev.	5.250	06/15/36	1,000	1,095,520
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.250	12/01/25	4,600	4,950,658
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.500	12/01/22	5,600	5,933,480

				13,057,888

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750	11/15/38	1,000	1,148,370

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375	06/01/40	3,500	4,044,600
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	574,130
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	553,640

				5,172,370

Louisiana 1.7%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,183,650
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000	10/01/44	2,000	2,311,280
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp.	6.750	07/01/39	2,000	2,338,480
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C-2 Rmkt. AGC	6.750	06/01/26	2,000	2,362,400
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,102,360
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	12/01/40	2,500	2,687,725

				11,985,895

Maine 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,367,380

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maryland 2.0%
Anne Arundel Cnty. Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	6.250%	07/01/40	2,000	$2,140,300
Frederick Cnty. Spl. Oblig., Rev., Jefferson Tech. Park, Ser. B	7.125	07/01/43	2,000	2,210,140
Frederick Cnty. Spl. Oblig., Rev., Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,785	4,869,072
Howard Cnty. Spl. Oblig., Annapolis Junction Twn. Ctr. Proj., Tax Alloc.	6.100	02/15/44	1,420	1,521,729
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,193,280
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250	01/01/41	1,500	1,669,740
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000	07/01/41	600	691,164

				14,295,425

Massachusetts 1.4%
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlth., Ser. A	7.100	07/01/32	3,440	3,442,442
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-1	6.250	11/15/46	709	549,372
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-2	5.500	11/15/46	38	28,645
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. B	17.120(f)	11/15/56	187	187
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250	01/01/32	2,000	2,456,220
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,185,070

				9,661,936

Michigan 3.4%
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250	07/01/40	3,000	3,077,640
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser C-1	5.000	07/01/44	1,000	1,050,580
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	5.800	09/01/30	1,250	1,242,463

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%	10/15/41	750	$848,490
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750	11/15/39	1,000	1,110,410
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp.	5.750	05/15/38	1,500	1,686,375
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625	07/01/20	1,000	1,192,980
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	2,000	2,144,760
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(b)	8.250	09/01/39	2,150	2,749,011
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W	6.000	08/01/39	1,000	1,140,390
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000	03/01/33	2,000	2,075,660
Summit Academy Rev., Rfdg., North Pub. Sch. Academy	5.500	11/01/30	1,500	1,474,965
Summit Academy Rev., Rfdg., Pub. Sch. Academy	6.250	11/01/25	2,060	2,072,257
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,647,210

				23,513,191

Minnesota 0.5%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000	07/01/44	1,250	1,289,575
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj.	6.000	11/15/35	1,000	1,041,650
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT	4.500	10/01/37	1,000	999,260

				3,330,485

Mississippi 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500	09/01/32	1,000	1,140,200

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Missouri 1.5%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	$1,597,920
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,109,560
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,255,560
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750	12/01/42	2,100	2,152,332
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,096,950

				10,212,322

Nevada 0.2%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,640	1,645,789

New Hampshire 0.1%
New Hampshire Business Fin. Auth. Sld. Wste. Disp. Rev., Casella Wste. Sys., Inc., Rmkt. AMT (Mandatory Put Date 10/01/2019)	4.000	04/01/29	1,000	1,002,190

New Jersey 9.5%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	5.625	01/01/38	1,000	1,020,950
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT	5.750	09/15/27	1,000	1,046,130
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,134,580
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,299,800
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	3,395	3,565,497
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,361,550
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,000	2,170,400
New Jersey Econ. Dev. Auth. Rev., GMT Realty LLC, Ser. B, AMT, Rfdg.	6.875	01/01/37	3,000	3,029,310

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	$1,537,632
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,913,435
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,558,365
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,145,331
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000	07/01/41	500	591,990
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625	07/01/37	1,000	1,134,870
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625	07/01/38	3,000	3,319,260
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750	07/01/33	2,000	2,271,340
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(b)	7.500	12/01/32	1,000	1,286,920
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	2.780(f)	01/01/35	4,000	4,163,880
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875	12/15/38	2,000	2,323,820
Salem Cnty. Poll. Ctrl. Fing. Auth. Rev., Chambers Proj., Ser. A, AMT, Rfdg.	5.000	12/01/23	2,000	2,250,380
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.500	06/01/23	6,825	6,747,741
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.625	06/01/26	8,000	7,322,240
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.750	06/01/34	3,000	2,232,960
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	5.000	06/01/41	4,355	3,247,523

				66,675,904

New York 3.2%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375	07/15/43	1,250	1,418,125

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, CABS	10.500% (f)	06/01/47	5,000	$178,150
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, CABS	10.760(f)	06/01/50	4,000	96,040
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	6.000	05/01/33	1,500	1,759,590
New York City Indl. Dev. Agcy. Rev., JetBlue Airways Corp. Proj., AMT	5.125	05/15/30	500	500,080
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.500	08/01/16	600	630,330
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750	08/01/31	2,400	2,634,096
New York City Indl. Dev. Agcy. Rev., Spl. Fac., Terminal One Group Assn. Proj., AMT	5.500	01/01/24	2,450	2,576,934
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	2,036,423
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg.	5.000	11/15/44	5,000	5,023,400
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	6.000	07/01/40	1,000	1,151,280
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	5.000	07/01/42	1,000	995,480
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	574,810
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000	12/01/42	2,500	2,897,575

				22,472,313

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	6.750	01/01/24	1,000	1,213,520
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	796,680

				2,010,200

North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg.	5.000	07/01/35	750	809,858

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio 3.2%
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	6,450	$5,382,589
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,995	2,550,602
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	6,500	5,321,420
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	1,750	1,498,927
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,344,575
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250	12/01/34	600	699,318
Lucas Cnty. OH Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.000	11/15/41	750	895,478
Lucas Cnty. OH Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.500	11/15/37	875	1,080,520
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,295,256
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	5.625	06/01/18	500	559,420
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A, Rfdg. (Mandatory put date 06/01/16)	5.875	06/01/33	500	537,830
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. B, Rfdg. (Mandatory put date 04/01/20)	3.625	10/01/33	700	719,943
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Generation, Ser. B, Rfdg. (Mandatory put date 06/03/19)	4.000	12/01/33	250	265,043

				22,150,921

Oklahoma 1.1%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	5.125	04/01/42	1,750	1,434,213
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000	02/15/42	1,500	1,635,510
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125	11/01/30	1,000	1,116,470

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oklahoma (cont’d.)
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT	5.500%	06/01/35	3,000	$3,156,960

				7,343,153

Oregon 0.3%
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,046,380
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,081,700

				2,128,080

Pennsylvania 5.4%
Beaver Cnty. Indl. Dev. Auth. Rev., FirstEnergy, Ser. A, Rfdg. (Mandatory put date 06/01/20)	3.500	04/01/41	1,000	1,027,790
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	7.250	07/01/39	1,000	1,178,010
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	3,054,861
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125	01/01/45	2,000	2,127,820
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,023,600
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran	6.375	01/01/39	1,000	1,109,690
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,045,170
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	5.900	07/01/40	1,000	1,017,080
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125	06/01/41	1,450	1,592,796
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A	5.500	08/15/35	1,000	1,096,380
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. F, AMBAC, AMT, Rfdg.	4.625	12/01/18	4,500	4,618,080
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj., Ser. G, AMT, Rfdg.	5.125	12/01/15	600	612,282
Pennsylvania Econ. Dev. Fin. Auth., Swr. Sludge Disp. Rev., Philadelphia Biosolids Fac.	6.250	01/01/32	750	827,647
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	581,659

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Philadelphia Arpt. Rev., Ser. A, AMT, Rfdg.	5.000%	06/15/27	2,500	$2,785,925
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A	7.250	06/15/43	2,000	2,200,520
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625	12/15/41	2,000	2,248,420
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625	12/15/41	1,000	1,095,610
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	2,000	2,107,280
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000	07/01/34	2,100	2,113,923
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500	07/01/30	500	512,400
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500	07/01/26	750	788,423
Philadelphia, PA, GO, Ser. B, AGM (Prerefunded 07/15/16)(b)	7.125	07/15/38	1,500	1,673,595
Susquehanna Area Regl. Arpt. Auth., Ser. A, AMT	6.500	01/01/38	1,500	1,631,100

				38,070,061

Puerto Rico 3.3%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750	07/01/37	1,350	958,892
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,125	800,865
Puerto Rico Comnwlth., Govt. Dev. Bank Sr. Notes., Ser. C, AMT	5.250	01/01/15	4,180	4,138,367
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	5.500	07/01/39	2,000	1,405,020
Puerto Rico Comnwlth., Ser. A, GO	8.000	07/01/35	6,200	5,424,752
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A, Rfdg.	6.750	07/01/36	2,000	1,015,020
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250	07/01/40	2,000	1,014,960
Puerto Rico Hwy. & Transn. Auth. Rev., Ser. X, Unrefunded, Rfdg.	5.500	07/01/15	750	718,905
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.	6.000	07/01/20	2,500	2,022,575
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. P, Rfdg.	6.750	07/01/36	750	559,538

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A, CABS	8.550% (f)	08/01/33	5,000	$1,041,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375	08/01/39	1,500	1,102,350
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750	08/01/37	1,000	765,820
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000	08/01/42	2,150	1,673,151
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000	08/01/43	750	518,175

				23,159,390

Rhode Island 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	7.000	05/15/39	2,000	2,313,180

South Carolina 0.1%
South Carolina St. Pub. Srv. Auth., Rev., Ser. E	5.000	12/01/48	750	820,980

South Dakota 0.3%
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	5.000	07/01/42	1,655	1,794,732

Tennessee 2.1%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Catholic Hlth., Ser. A	5.250	01/01/45	2,000	2,257,260
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A	6.000	07/01/38	1,000	1,139,010
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg.(b)	6.750	07/01/17	2,000	2,279,620
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, CABS	5.200(f)	01/01/35	1,000	355,290
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	903,295
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	9.500	12/01/19	3,600	3,617,244

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Tennessee (cont’d.)
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%	12/01/42	1,000	$1,025,430
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,139,180
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/25	1,500	1,730,040

				14,446,369

Texas 10.5%
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B, 144A	5.750	01/01/24	3,405	3,505,890
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B, 144A	5.750	01/01/34	1,000	1,015,140
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Elec. Rmkt., Rfdg., Ser. A(c)	8.250	10/01/30	3,000	240,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(c)	5.400	05/01/29	2,000	155,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Mandatory put date 10/01/14)(c)	5.400	10/01/29	1,000	77,500
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125	04/01/45	2,000	2,307,300
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	5.750	01/01/25	1,000	1,118,730
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000	01/01/41	2,000	2,320,760
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.000	01/01/43	500	537,220
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000	08/15/42	1,000	1,069,060
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750	08/15/41	1,000	1,125,210
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,185,180
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000	02/15/38	2,000	2,131,000
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	4.500	12/01/44	1,500	1,485,300
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125	12/01/40	3,000	3,443,070
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,422,142

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%	10/01/43	2,000	$2,140,940
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., AMT	6.625	07/15/38	1,500	1,690,005
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000	07/01/25	250	286,255
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000	07/01/32	1,000	1,102,170
Houston Arpt. Sys. Rev., Rfdg., United Airlines, Inc., AMT	5.000	07/01/29	1,500	1,583,460
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,333,163
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500	05/15/31	1,000	1,201,460
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A	6.375	08/15/44	1,000	1,129,450
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(b)	7.500	08/15/41	2,000	2,570,400
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A, Unrefunded Balance	7.250	05/15/37	95	98,069
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-1	4.000	06/01/30	1,000	1,018,190
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-2	4.000	06/01/30	1,800	1,832,742
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300	11/01/29	1,000	1,150,120
New Hope Cultural Ed. Fac. Corp. Rev., CHF Collegiate Housing College Station I LLC, Texas A&M Univ., AGM	5.000	04/01/46	250	271,480
North Tex. Ed. Fin. Corp., Uplift Ed., Ser. A	5.250	12/01/47	1,000	1,076,970
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250	01/01/39	1,500	1,744,455
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750	01/01/40	3,500	3,906,385
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000	01/01/38	2,000	2,340,320
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg.	5.750	01/01/38	2,500	2,775,625
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500	08/15/39	1,000	1,137,290

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(c)	6.150%	08/01/22	1,000	$77,500
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700	08/15/40	1,000	1,173,170
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	4,861,698
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	0.857(g)	12/15/26	1,500	1,370,625
Texas Mun. Pwr. Agcy. Rev., NATL, ETM, CABS, Rfdg.(b)	0.190(f)	09/01/15	50	49,920
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	7.000	06/30/40	4,670	5,632,487
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.875	12/31/39	2,000	2,367,960
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	605,170
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,859,130
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	6.200	02/15/40	1,000	1,132,880
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/15)(b)	5.375	02/15/37	1,000	1,014,920

				73,672,911

Vermont 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400	05/01/33	1,100	1,146,365

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750	10/01/37	750	862,703

Virginia 2.4%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr., Ser. B, CABS, Rfdg.	4.950(f)	07/15/40	1,000	647,240
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	6.875	03/01/36	1,250	1,445,812
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT	8.000	09/01/26	4,265	4,268,156

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia (cont’d.)
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%	01/01/32	2,055	$2,240,895
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500	01/01/42	3,000	3,257,100
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000	01/01/40	4,780	4,984,202

				16,843,405

Washington 2.1%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000	04/01/30	1,000	1,020,550
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375	12/01/22	1,190	1,223,118
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750	12/01/35	625	697,081
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000	12/01/37	3,000	3,165,660
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,295,743
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg.	5.000	12/01/42	1,000	1,169,840
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500	07/01/30	1,115	1,254,888
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000	07/01/38	1,100	1,210,572
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp.	5.625	10/01/38	1,250	1,445,613
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375	01/01/44	2,000	2,213,060

				14,696,125

Wisconsin 0.7%
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000	07/01/42	1,500	1,539,270
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250	07/01/28	1,000	1,075,620
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	6.200	10/01/42	1,000	1,050,270
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	6.125	12/01/34	1,000	966,900

				4,632,060

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	$561,065

TOTAL LONG-TERM INVESTMENTS (cost $638,625,749)				675,734,172

SHORT-TERM INVESTMENT 2.8%

Alaska
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 11/07/14) (cost $19,400,000)	0.060(g)	10/01/25	19,400	19,400,000

TOTAL INVESTMENTS 99.3% (cost $658,025,749; Note 5)				695,134,172
Other assets in excess of liabilities(h) 0.7%				5,192,669

NET ASSETS 100.0%				$700,326,841

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACA—American Capital Access Corp.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guaranty Corp.

PCR—Pollution Control Revenue

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

(e)	Indicates a restricted security; the original cost of the restricted security is $1,013,820. The value of $1,088,270 is approximately 0.2% of net assets.
(f)	Represents a zero coupon or step bond. Rate quoted represents effective yield at October 31, 2014.
(g)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2014	Unrealized Depreciation(1)
	Short Position:
35	U.S. Long Bond	Dec. 2014	$4,869,854	$4,938,281	$(68,427)

(1)	Cash of $423,100 has been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts as of October 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$694,694,722	$439,450
Other Financial Instruments*
Futures Contracts	(68,427)	—	—

Total	$(68,427)	$694,694,722	$439,450

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

32

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2014 was as follows:

Health Care	23.5%
Corporate Backed IDB & PCR	15.1
Education	11.6
Transportation	9.8
Tobacco	9.2
Special Tax/Assessment District	7.5
Power	5.9
Other	4.8
Short-Term Investment	2.8
General Obligation	2.4
Solid Waste/Resource Recovery	2.0
Lease Backed Certificate of Participation	1.9%
Water & Sewer	1.3
Housing	1.0
Pre-Refunded	0.2
Healthcare	0.2
Tobacco Appropriated	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker—variation margin futures	$68,427	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contract. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Portfolio of Investments

as of October 31, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(848,866)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$253,874

For the six months ended October 31, 2014, the Fund’s average value at trade date for futures short positions was $ 11,017,731.

See Notes to Financial Statements.

34

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • OCTOBER 31, 2014

Prudential Muni High Income Fund

Statement of Assets & Liabilities

as of October 31, 2014 (Unaudited)

Assets
Unaffiliated investments (cost $658,025,749)	$695,134,172
Cash	415,152
Deposit with broker	423,100
Interest receivable	12,119,139
Receivable for Fund shares sold	1,836,783
Due from broker—variation margin futures	16,406
Prepaid expenses	6,644

Total assets	709,951,396

Liabilities
Payable for investments purchased	6,500,000
Payable for Fund shares reacquired	2,042,996
Dividends payable	456,914
Management fee payable	295,165
Distribution fee payable	190,311
Accrued expenses	125,227
Affiliated transfer agent fee payable	10,140
Deferred trustees’ fees	3,802

Total liabilities	9,624,555

Net Assets	$700,326,841

Net assets were comprised of:
Shares of beneficial interest, at par	$685,443
Paid-in capital in excess of par	687,616,494

688,301,937
Undistributed net investment income	5,990,601
Accumulated net realized loss on investment transactions	(31,005,693)
Net unrealized appreciation on investments	37,039,996

Net assets, October 31, 2014	$700,326,841

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share ($375,748,572 ÷ 36,770,921 shares of beneficial interest issued and outstanding)	$10.22
Maximum sales charge (4.00% of offering price)	0.43

Maximum offering price to public	$10.65

Class B
Net asset value, offering price and redemption price per share
($65,910,457 ÷ 6,445,925 shares of beneficial interest issued and outstanding)	$10.23

Class C
Net asset value, offering price and redemption price per share
($96,607,673 ÷ 9,450,285 shares of beneficial interest issued and outstanding)	$10.22

Class Z
Net asset value, offering price and redemption price per share
($162,060,139 ÷ 15,877,135 shares of beneficial interest issued and outstanding)	$10.21

See Notes to Financial Statements.

Prudential Muni High Income Fund	37

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$17,962,646

Expenses
Management fee	1,698,557
Distribution fee—Class A	568,402
Distribution fee—Class B	169,634
Distribution fee—Class C	470,949
Transfer agent’s fees and expenses (including affiliated expense of $32,000)	195,000
Custodian’s fees and expenses	61,000
Registration fees	47,000
Shareholders’ reports	24,000
Audit fee	17,000
Trustees’ fees	13,000
Legal fees and expenses	13,000
Insurance	4,000
Miscellaneous	9,054

Total expenses	3,290,596
Less: Custodian fee credit	(388)
Distribution fee waiver—Class A	(94,734)

Net expenses	3,195,474

Net investment income	14,767,172

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(1,235,512)
Futures transactions	(848,866)

(2,084,378)

Net change in unrealized appreciation (depreciation) on:
Investments	21,840,245
Futures	253,874

22,094,119

Net gain on investment transactions	20,009,741

Net Increase In Net Assets Resulting From Operations	$34,776,913

See Notes to Financial Statements.

38

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2014	Year Ended April 30, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,767,172	$31,207,984
Net realized loss on investment transactions	(2,084,378)	(2,345,802)
Net change in unrealized appreciation (depreciation) on investments	22,094,119	(42,758,796)

Net increase (decrease) in net assets resulting from operations	34,776,913	(13,896,614)

Dividends from net investment income (Note 1)
Class A	(8,276,087)	(17,539,291)
Class B	(1,397,245)	(3,098,075)
Class C	(1,704,187)	(3,866,439)
Class Z	(3,204,356)	(5,839,929)

	(14,581,875)	(30,343,734)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	110,886,979	160,542,586
Net asset value of shares issued in reinvestment of dividends and distributions	12,015,616	24,726,708
Cost of shares reacquired	(92,304,701)	(272,645,831)

Net increase (decrease) in net assets from Fund share transactions	30,597,894	(87,376,537)

Total increase (decrease)	50,792,932	(131,616,885)

Net Assets:
Beginning of period	649,533,909	781,150,794

End of period(a)	$700,326,841	$649,533,909

(a) Includes undistributed net investment income of:	$5,990,601	$5,805,304

See Notes to Financial Statements.

Prudential Muni High Income Fund	39

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are

40

valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as these inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by

Prudential Muni High Income Fund	41

Notes to Financial Statements

(Unaudited) continued

the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

42

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default. Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the

Prudential Muni High Income Fund	43

Notes to Financial Statements

(Unaudited) continued

Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended October 31, 2014, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the

44

accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of

Prudential Muni High Income Fund	45

Notes to Financial Statements

(Unaudited) continued

officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and .45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through August 31, 2015.

PIMS has advised the Fund that it received $136,461 for Class A shares in front-end sales charges during the six months ended October 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2014, it received $313, $45,306 and $3,439 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

46

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2014, were $104,818,683 and $67,933,717, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchases and sales amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of October 31, 2014 were as follows:

Tax Basis	$654,824,058

Appreciation	56,601,570
Depreciation	(16,291,456)

Net Unrealized Appreciation	$40,310,114

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, approximately $11,064,000 of its capital loss carryforward was written off unused due to expiration. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of April 30, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$11,783,000

Pre-Enactment Losses:
Expiring 2019	$19,389,000

Prudential Muni High Income Fund	47

Notes to Financial Statements

(Unaudited) continued

The Fund elected to treat post-October capital losses of approximately $1,662,000 as having been incurred in the following fiscal year (April 30, 2015).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

48

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2014:
Shares sold	5,014,970	$50,530,714
Shares issued in reinvestment of dividends and distributions	690,258	6,981,589
Shares reacquired	(5,302,675)	(53,299,388)

Net increase (decrease) in shares outstanding before conversion	402,553	4,212,915
Shares issued upon conversion from Class B, Class C and Class Z	95,992	967,344
Shares reacquired upon conversion into Class Z	(1,421,587)	(14,274,365)

Net increase (decrease) in shares outstanding	(923,042)	$(9,094,106)

Year ended April 30, 2014:
Shares sold	7,395,693	$71,476,863
Shares issued in reinvestment of dividends and distributions	1,519,900	14,670,437
Shares reacquired	(13,400,810)	(129,406,875)

Net increase (decrease) in shares outstanding before conversion	(4,485,217)	(43,259,575)
Shares issued upon conversion from Class B and Class Z	150,758	1,451,047
Shares reacquired upon conversion into Class Z	(211,195)	(2,029,034)

Net increase (decrease) in shares outstanding	(4,545,654)	$(43,837,562)

Class B
Six months ended October 31, 2014:
Shares sold	134,560	$1,351,551
Shares issued in reinvestment of dividends and distributions	106,640	1,079,567
Shares reacquired	(515,018)	(5,201,521)

Net increase (decrease) in shares outstanding before conversion	(273,818)	(2,770,403)
Shares reacquired upon conversion into Class A	(80,485)	(813,602)

Net increase (decrease) in shares outstanding	(354,303)	$(3,584,005)

Year ended April 30, 2014:
Shares sold	835,302	$8,180,198
Shares issued in reinvestment of dividends and distributions	247,262	2,386,224
Shares reacquired	(1,560,930)	(14,991,895)

Net increase (decrease) in shares outstanding before conversion	(478,366)	(4,425,473)
Shares reacquired upon conversion into Class A	(136,099)	(1,311,328)

Net increase (decrease) in shares outstanding	(614,465)	$(5,736,801)

Prudential Muni High Income Fund	49

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended October 31, 2014:
Shares sold	1,106,234	$11,168,749
Shares issued in reinvestment of dividends and distributions	138,908	1,405,561
Shares reacquired	(784,507)	(7,930,204)

Net increase (decrease) in shares outstanding before conversion	460,635	4,644,106
Shares reacquired upon conversion into Class A and Class Z	(85,743)	(866,535)

Net increase (decrease) in shares outstanding	374,892	$3,777,571

Year ended April 30, 2014:
Shares sold	1,383,172	$13,460,033
Shares issued in reinvestment of dividends and distributions	318,570	3,074,897
Shares reacquired	(4,054,787)	(39,138,347)

Net increase (decrease) in shares outstanding before conversion	(2,353,045)	(22,603,417)
Shares reacquired upon conversion into Class Z	(114,241)	(1,106,299)

Net increase (decrease) in shares outstanding	(2,467,286)	$(23,709,716)

Class Z
Six months ended October 31, 2014:
Shares sold	4,735,609	$47,835,965
Shares issued in reinvestment of dividends and distributions	252,136	2,548,899
Shares reacquired	(2,571,306)	(25,873,588)

Net increase (decrease) in shares outstanding before conversion	2,416,439	24,511,276
Shares issued upon conversion from Class A and Class C	1,506,895	15,121,223
Shares reacquired upon conversion into Class A	(13,446)	(134,065)

Net increase (decrease) in shares outstanding	3,909,888	$39,498,434

Year ended April 30, 2014:
Shares sold	7,011,971	$67,425,492
Shares issued in reinvestment of dividends and distributions	476,279	4,595,150
Shares reacquired	(9,257,051)	(89,108,714)

Net increase (decrease) in shares outstanding before conversion	(1,768,801)	(17,088,072)
Shares issued upon conversion from Class A and C	325,803	3,135,333
Shares reacquired upon conversion into Class A	(14,567)	(139,719)

Net increase (decrease) in shares outstanding	(1,457,565)	$(14,092,458)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

50

capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended October 31, 2014.

Note 8. Notice of Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 24, 2014 to shareholders of record on November 25, 2014. The ex-dividend date was November 26, 2014. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.0155
Class B	$0.0155
Class C	$0.0155
Class Z	$0.0155

Prudential Muni High Income Fund	51

Financial Highlights

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2014(a)		2014(a)	2013(a)	2012(a)	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.91		$10.47	$10.02	$9.18	$9.56	$8.51
Income (loss) from investment operations:
Net investment income	.22		.47	.47	.48	.51	.53
Net realized and unrealized gain (loss) on investment transactions	.31		(.57)	.44	.83	(.41)	1.03
Total from investment operations	.53		(.10)	.91	1.31	.10	1.56
Less Dividends:
Dividends from net investment income	(.22)		(.46)	(.46)	(.47)	(.48)	(.51)
Capital Contributions(e)	-		-	-	-	-	-	(b)
Net asset value, end of period	$10.22		$9.91	$10.47	$10.02	$9.18	$9.56
Total Return(c):	5.44%		(.71)%	9.26%	14.61%	1.05%	18.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$375,749		$373,610	$442,197	$406,033	$365,513	$403,864
Average net assets (000)	$375,845		$367,792	$432,410	$383,978	$398,618	$378,340
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.86%	(f)	.87%	.86%	.87%	.87%	.87%
Expenses before waivers and/or expense reimbursement	.91%	(f)	.92%	.91%	.92%	.92%	.92%
Net investment income	4.42%	(f)	4.90%	4.55%	4.95%	5.34%	5.77%
Portfolio turnover rate(d)	5%	(g)	17%	19%	15%	24%	26%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The portfolio turnover rate including variable rate demand notes was 10% for the six months ended October 31, 2014, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011 and 51% for the year ended April 30, 2010.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

52

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2014(a)		2014(a)	2013(a)	2012(a)	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.92		$10.48	$10.03	$9.19	$9.57	$8.52
Income (loss) from investment operations:
Net investment income	.21		.45	.44	.45	.47	.50
Net realized and unrealized gain (loss) on investment transactions	.31		(.57)	.45	.84	(.39)	1.04
Total from investment operations	.52		(.12)	.89	1.29	.08	1.54
Less Dividends:
Dividends from net investment income	(.21)		(.44)	(.44)	(.45)	(.46)	(.49)
Capital Contributions(e)	-		-	-	-	-	-	(b)
Net asset value, end of period	$10.23		$9.92	$10.48	$10.03	$9.19	$9.57
Total Return(c):	5.30%		(.95)%	8.99%	14.33%	.82%	18.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,910		$67,445	$77,670	$54,084	$36,335	$32,238
Average net assets (000)	$67,300		$68,456	$67,171	$43,752	$35,386	$29,152
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.11%	(f)	1.12%	1.11%	1.12%	1.12%	1.12%
Expenses before waivers and/or expense reimbursement	1.11%	(f)	1.12%	1.11%	1.12%	1.12%	1.12%
Net investment income	4.17%	(f)	4.66%	4.30%	4.69%	5.11%	5.52%
Portfolio turnover rate(d)	5%	(g)	17%	19%	15%	24%	26%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The portfolio turnover rate including variable rate demand notes was 10% for the six months ended October 31, 2014, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011 and 51% for the year ended April 30, 2010.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	53

Financial Highlights

continued

Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2014(a)		2014(a)	2013(a)	2012(a)	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.92		$10.47	$10.03	$9.19	$9.57	$8.51
Income (loss) from investment operations:
Net investment income	.19		.40	.39	.40	.44	.48
Net realized and unrealized gain (loss) on investment transactions	.29		(.56)	.44	.84	(.40)	1.05
Total from investment operations	.48		(.16)	.83	1.24	.04	1.53
Less Dividends:
Dividends from net investment income	(.18)		(.39)	(.39)	(.40)	(.42)	(.47)
Capital Contributions(f)	-		-	-	-	-	-	(b)
Net asset value, end of period	$10.22		$9.92	$10.47	$10.03	$9.19	$9.57
Total Return(c):	4.93%		(1.36)%	8.35%	13.77%	.39%	18.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,608		$89,990	$120,882	$93,969	$73,273	$72,570
Average net assets (000)	$93,422		$96,402	$109,555	$82,069	$79,419	$54,768
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.61%	(g)	1.62%	1.61%	1.62%	1.54%	1.37%
Expenses before waivers and/or expense reimbursement	1.61%	(g)	1.62%	1.61%	1.62%	1.62%	1.62%
Net investment income	3.68%	(g)	4.15%	3.80%	4.20%	4.67%	5.25%
Portfolio turnover rate(e)	5%	(h)	17%	19%	15%	24%	26%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through August 31, 2010.

(e) The portfolio turnover rate including variable rate demand notes was 10% for the six months ended October 31, 2014, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011 and 51% for the year ended April 30, 2010.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2014(a)		2014(a)	2013(a)	2012(a)	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.90		$10.46	$10.01	$9.17	$9.56	$8.50
Income (loss) from investment operations:
Net investment income	.24		.50	.50	.50	.53	.55
Net realized and unrealized gain (loss) on investment transactions	.31		(.57)	.44	.84	(.41)	1.05
Total from investment operations	.55		(.07)	.94	1.34	.12	1.60
Less Dividends:
Dividends from net investment income	(.24)		(.49)	(.49)	(.50)	(.51)	(.54)
Capital Contributions(e)	-		-	-	-	-	-	(b)
Net asset value, end of period	$10.21		$9.90	$10.46	$10.01	$9.17	$9.56
Total Return(c):	5.59%		(.47)%	9.54%	14.92%	1.20%	19.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162,060		$118,489	$140,403	$106,432	$56,323	$39,207
Average net assets (000)	$137,316		$116,356	$129,038	$84,036	$49,605	$27,751
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.61%	(f)	.62%	.61%	.62%	.62%	.62%
Expenses before waivers and/or expense reimbursement	.61%	(f)	.62%	.61%	.62%	.62%	.62%
Net investment income	4.68%	(f)	5.15%	4.80%	5.18%	5.62%	6.00%
Portfolio turnover rate(d)	5%	(g)	17%	19%	15%	24%	26%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The portfolio turnover rate including variable rate demand notes was 10% for the six months ended October 31, 2014, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011 and 51% for the year ended April 30, 2010.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	55

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.2

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to

[1]	The Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.
[2]	Grace C. Torres was elected to the Board as of December 2014, and therefore did not participate in the consideration of these approvals.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014. The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten-year periods, although it slightly underperformed its benchmark index over the one-year period.
•	The Board also noted that the Fund’s actual management fee was less than one basis point from the Fund’s Peer Group median.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Muni High Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E2    0270905-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1)      Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	December 18, 2014